RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Brookfield Renewable’s related party transactions are recorded at the exchange amount. Brookfield Renewable’s related party transactions are primarily with Brookfield Asset Management.

Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2018 and the interest rate applicable on the draws is LIBOR plus up to 2%. As at June 30, 2018, the full amount had been drawn. Brookfield Asset Management had also placed funds on deposit with Brookfield Renewable in the amount of $200 million during the quarter and the interest rate applicable on the deposit is LIBOR plus 0.7%. The interest expense on the draws from the credit facility and the deposit for the three and six months ended June 30, 2018 totaled $3 million and $5 million, respectively (2017: $nil and $1 million). Subsequent to June 30, 2018, the $200 million deposit and $128 million of the revolving credit facility, plus accrued interest, was returned and repaid to Brookfield Asset Management.

The following table reflects the related party agreements and transactions in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Revenues
Power purchase and revenue agreements	$134	$176	$274	$326
Wind levelization agreement	3	2	4	3
	$137	$178	$278	$329
Direct operating costs
Energy purchases	$(3)	$(2)	$(5)	$(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurance services	(7)	(5)	(13)	(10)
	$(16)	$(13)	$(30)	$(27)
Interest expense - borrowings	$(3)	$-	$(5)	$(1)
Management service costs	$(21)	$(21)	$(42)	$(37)